Condensed Combined and Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Claims recovery service income	$ 5,748	[1]	$ 2,439	[1]	$ 17,795	[1]	$ 9,213	[1]	$ 14,500	[2]	$ 13,632	[2]
Related party legal expense			0				0		26		0
General and Administrative Expense [Member]
Related party expenses	150		20		400		39		111		773
VRM [Member]
Claims recovery service income	0		1,700		10,600		7,000		$ 11,500		$ 13,100
MSP Recovery Law Firm [Member]
Related party expenses	0				271
MSP Recovery Law Firm [Member] | Professional Fees Legal [Member]
Related party expenses	$ 4,600		$ 0		$ 5,000		$ 8

[1]	For the three and nine months ended September 30, 2022 and 2021, claims recovery service income included $0 million and $10.6 million, respectively, and $1.7 million and $7.0 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM MSP”). See Note 13, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.